SUPPLEMENT DATED DECEMBER 19, 2012

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS A, B, C, I, R AND ADVISOR SHARES DATED DECEMBER 19, 2012

FOR ADVISOR CLASS SHARES AND

JULY 1, 2012 FOR ALL OTHER SHARE CLASSES

This supplement revises the Pacific Life Funds Class A, B, C, I, R and Advisor Shares prospectus dated December 19, 2012 for Advisor Class shares and dated July 1, 2012 for all other share classes (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement were effective as of December 7, 2012. Remember to review the Prospectus for other important information.

Disclosure Changes to the Fund Summaries section

PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate-Aggressive Fund and PL Portfolio Optimization Aggressive Fund (the “PL Portfolio Optimization Funds”):

For each PL Portfolio Optimization Fund, the Class A, B, C and R shares columns in the Annual fund operating expenses table and expense Examples (“Fee Tables”) were replaced with the information below. In addition, a footnote reference was included after “Annual fund operating expenses” in the table heading and the following related footnote was added to each Annual fund operating expenses table: “The expense information has been restated to reflect current fees.” No other information in the Fee Tables changed, including related footnotes.

PL Portfolio Optimization Conservative Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	B	C	R
Management Fee	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.28%	0.28%	0.28%	0.28%
Acquired Funds Fees and Expenses	0.70%	0.70%	0.70%	0.70%
Total Annual Fund Operating Expenses	1.43%	2.18%	2.18%	1.68%
Expense Reimbursement	(0.13%)	(0.13%)	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.30%	2.05%	2.05%	1.55%

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$675	$708	$308	$158
3 years	$953	$1,056	$656	$504
5 years	$1,265	$1,345	$1,145	$888
10 years	$2,147	$2,302	$2,492	$1,965

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$675	$208	$208	$158
3 years	$953	$656	$656	$504
5 years	$1,265	$1,145	$1,145	$888
10 years	$2,147	$2,302	$2,492	$1,965

PL Portfolio Optimization Moderate-Conservative Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	B	C	R
Management Fee	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.28%	0.28%	0.28%	0.28%
Acquired Funds Fees and Expenses	0.75%	0.75%	0.75%	0.75%
Total Annual Fund Operating Expenses	1.48%	2.23%	2.23%	1.73%
Expense Reimbursement	(0.13%)	(0.13%)	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.35%	2.10%	2.10%	1.60%

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$680	$713	$313	$163
3 years	$967	$1,072	$672	$519
5 years	$1,290	$1,371	$1,171	$914
10 years	$2,200	$2,354	$2,544	$2,019

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$680	$213	$213	$163
3 years	$967	$672	$672	$519
5 years	$1,290	$1,171	$1,171	$914
10 years	$2,200	$2,354	$2,544	$2,019

PL Portfolio Optimization Moderate Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	B	C	R
Management Fee	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.27%	0.27%	0.27%	0.27%
Acquired Funds Fees and Expenses	0.80%	0.80%	0.80%	0.80%
Total Annual Fund Operating Expenses	1.52%	2.27%	2.27%	1.77%
Expense Reimbursement	(0.12%)	(0.12%)	(0.12%)	(0.12%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.40%	2.15%	2.15%	1.65%

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$685	$718	$318	$168
3 years	$981	$1,086	$686	$533
5 years	$1,311	$1,393	$1,193	$936
10 years	$2,243	$2,397	$2,586	$2,063

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$685	$218	$218	$168
3 years	$981	$686	$686	$533
5 years	$1,311	$1,193	$1,193	$936
10 years	$2,243	$2,397	$2,586	$2,063

PL Portfolio Optimization Aggressive Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	B	C	R
Management Fee	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.29%	0.29%	0.29%	0.29%
Acquired Funds Fees and Expenses	0.87%	0.87%	0.87%	0.87%
Total Annual Fund Operating Expenses	1.61%	2.36%	2.36%	1.86%
Expense Reimbursement	(0.14%)	(0.14%)	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.47%	2.22%	2.22%	1.72%

PL Portfolio Optimization Moderate-Aggressive Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	B	C	R
Management Fee	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.27%	0.27%	0.27%	0.27%
Acquired Funds Fees and Expenses	0.84%	0.84%	0.84%	0.84%
Total Annual Fund Operating Expenses	1.56%	2.31%	2.31%	1.81%
Expense Reimbursement	(0.12%)	(0.12%)	(0.12%)	(0.12%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.44%	2.19%	2.19%	1.69%

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$689	$722	$322	$172
3 years	$993	$1,098	$698	$546
5 years	$1,331	$1,413	$1,213	$957
10 years	$2,285	$2,439	$2,627	$2,106

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$689	$222	$222	$172
3 years	$993	$698	$698	$546
5 years	$1,331	$1,213	$1,213	$957
10 years	$2,285	$2,439	$2,627	$2,106

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$691	$725	$325	$175
3 years	$1,004	$1,109	$709	$557
5 years	$1,352	$1,434	$1,234	$979
10 years	$2,333	$2,487	$2,674	$2,156

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$691	$225	$225	$175
3 years	$1,004	$709	$709	$557
5 years	$1,352	$1,234	$1,234	$979
10 years	$2,333	$2,487	$2,674	$2,156

The second sentence of the second paragraph of each PL Portfolio Optimization Fund’s Principal investment strategies subsection was replaced with the following:

Within the broad asset classes of debt and equity, the fund diversifies its holdings by investing in Underlying Funds that represent a variety of investment styles and security types, including alternative or non-traditional investment strategies. Alternative or non-traditional investment strategies generally are expected to have low to moderate correlation to traditional equity and fixed income investments and, as a result, may offer diversification benefits.

In the same subsection, the following was added as the fourth paragraph:

The portion of the fund invested in alternative or non-traditional investment strategies may be allocated to Underlying Funds that, in turn, invest in equity or debt securities or other instruments, which may include, among others:

•	Forward foreign currency contracts;
•	Foreign currency options;
•	High yield debt securities;
•	Swaps (such as interest rate, cross-currency, total return and credit default swaps);
•	Futures on securities, indexes, currencies and other investments; and
•	Precious metals-related equity securities.

In the same subsection, the first sentence of the current fourth paragraph was replaced with the following:

The fund may also, at any time invest in Underlying Funds that hold other debt or equity securities or other instruments.

The following was added to each PL Portfolio Optimization Fund’s Principal risks from holdings in Underlying Funds subsection:

•	Correlation Risk: While the performance of an Underlying Fund that represents an alternative or non-traditional investment strategy is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods, the actual performance of such Underlying Fund may be correlated with those traditional investments over short- or long-term periods. Should there be periods when such Underlying Fund’s performance is correlated with those traditional investments, any intended diversification effect of including such alternative or non-traditional Underlying Fund as part of an asset allocation strategy may not be achieved, thereby resulting in increased volatility of an asset allocation strategy that includes the Underlying Fund.

•	Non-Diversification Risk: An Underlying Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified fund. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a fund significantly.

•	Short Exposure Risk: When a fund takes a short position using derivative instruments in anticipation of a decline in the market price (i.e., spot price or spot rate) of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price for future delivery (forward foreign currency contract) in anticipation of a decline in the market price of the underlying currency, it is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Short positions also may expose the fund to leverage risk.

PL Portfolio Optimization Conservative Fund: Mid-Capitalization Companies Risk and Short Sale Risk were deleted from the Principal risks from holdings in Underlying Funds subsection.

PL Portfolio Optimization Moderate-Conservative Fund: Inflation-Indexed Debt Securities Risk and Short Sale Risk were deleted from the Principal risks from holdings in Underlying Funds subsection.

PL Portfolio Optimization Moderate Fund: Short Sale Risk was deleted from the Principal risks from holdings in Underlying Funds subsection and the following was added:

•	High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), potentially less liquid, and subject to a greater risk of loss, that is they are more likely to default than higher rated securities.

PL Portfolio Optimization Aggressive Fund: The following was added to the Principal risks from holdings in Underlying Funds subsection:

•	U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.